Disposal of a subsidiary	12 Months Ended
Dec. 31, 2025
Disposal of a subsidiary [Abstract]
Disposal of a subsidiary	Disposal of a subsidiary
As referred to in note 10, on October 1, 2025, the Group discontinued its precision oncology services at the time of disposal of its subsidiary, ACT Genomics. The net assets of ACT Genomics at the date of disposal were as follows:
Analysis of assets and liabilities over which control was lost:

Property, plant and equipment	$3,682
Intangible assets	10,432
Goodwill	29,170
Other non-current assets	836
Inventories	1,600
Trade receivables	2,792
Deposits, prepayments and other receivables	879
Cash and cash equivalents	2,109
Deferred tax liabilities	(1,974)
Lease liabilities - non-current	(1,057)
Other non-current liabilities	(97)
Trade payables	(856)
Accrued expenses and other current liabilities	(3,880)
Contract liabilities	(63)
Lease liabilities - current	(554)
Net assets disposed of	$43,019

Consideration received:

Cash received	$39,873
Deferred cash consideration (Note)	6,285
Total consideration	$46,158
Note: The deferred consideration will be settled in cash by the purchaser on or before September 30, 2027 and classified as "other non-current asset" as of December 31, 2025 disclosed in note 17.

Gain on disposal of a subsidiary:

Consideration received and receivable	$46,158
Net assets disposed of	(43,019)
Non-controlling interests	(1,168)
Reclassification of cumulative translation reserve upon disposal of ACT Genomics to profit or loss	74
Gain on disposal (note 10)	$2,045

Net cash inflow arising on disposal:

Cash consideration	$39,873
Less: cash and cash equivalents disposed of	(2,109)
$37,764